Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables	£ 89	£ 2,232	£ 1,428
Prepayments	139	627	586
Other receivables	1,564	848	873
Total trade and other receivables	1,792	3,707	2,887
Less: non-current portion (rental deposit and on bond)	(469)	(465)	(448)
Current portion	£ 1,323	£ 3,242	£ 2,439